Income Taxes - Schedule of Deferred Tax Assets (Details) (10-K) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 26,317	$ 25,999
Accruals and reserves	3,014	4,328
Stock based compensation	75	1,020
Research and development tax credits	1,800	1,936
Derivative warrant liability	17	17
Investment in joint venture	161	162
Other	6	6
Total deferred tax assets	31,390	33,468
Less valuation allowance	(30,497)	(31,783)
Net deferred tax assets	893	1,685
Fixed assets	(132)	(352)
Goodwill and intangible assets	(761)	(1,333)
Net deferred taxes